Note 9 - Long-term Debt (Details) - Summary of Long-term Debt - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Bank loans	$ 40,521,040	$ 54,257,000
Less: Current portion	(14,810,000)	(19,512,000)
Long-term portion	25,711,040	34,745,000
Joanna Maritime Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	1,276,040	4,200,000
Manolis Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	4,500,000	5,200,000
Saf-Concord Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	3,250,000	4,250,000
Pantelis Shipping Corp. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,120,000	6,240,000
Aggeliki Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans		3,652,000
Noumea Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	7,800,000	9,240,000
Eirini Shipping Ltd. [Member]
Debt Instrument [Line Items]
Bank loans	13,200,000	14,600,000
Euroseas Ltd (Member)
Debt Instrument [Line Items]
Bank loans	$ 5,375,000	$ 6,875,000